CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	¥ 85,851	¥ 42,271	¥ 72,107
Items that may not be reclassified subsequently to profit or loss
Equity investments at fair value through other comprehensive income	(4)	(22)	(31)
Total items that may not be reclassified subsequently to profit or loss	(4)	(22)	(31)
Items that may be reclassified subsequently to profit or loss
Cost of hedging reserve	(220)	162
Share of other comprehensive loss of associates and joint ventures	441	(2,441)	(810)
Cash flow hedges	19,018	7,073	4,941
Foreign currency translation differences	(1,728)	(4,457)	1,480
Total items that may be reclassified subsequently to profit or loss	17,511	337	5,611
Total other comprehensive income	17,507	315	5,580
Total comprehensive income	103,358	42,586	77,687
Attributable to:
Owners of the Company	89,549	34,837	62,932
Non-controlling interests	13,809	7,749	14,755
Total comprehensive income	¥ 103,358	¥ 42,586	¥ 77,687